Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 28, 2014
Accumulated Other Comprehensive (Loss) Income
Schedule of changes in AOCI by each component, net of tax

(in thousands)	Defined Benefit Retirement Plan	Cash Flow Hedging Activity	Foreign Currency Translation	Total
Balance at December 30, 2012	$6,019	$—	$—	$6,019
OCI before reclassification	22,505	2,898	(420)	24,983
Amounts reclassified out of AOCI	—	(18)	—	(18)

Net fiscal year 2013 OCI	22,505	2,880	(420)	24,965

Balance at December 29, 2013	$28,524	$2,880	$(420)	$30,984
OCI before reclassification	(32,480)	(2,504)	(426)	(35,410)
Amounts reclassified out of AOCI	—	9	—	9

Net fiscal year 2014 OCI	(32,480)	$(2,495)	$(426)	$(35,401)

Balance at December 28, 2014	$(3,956)	$385	$(846)	$(4,417)

Schedule of items reclassified out of each component of AOCI and the related tax effects

Details about AOCI Components	Amount Reclassified from AOCI	Location within Statement of Operations and Comprehensive (Loss) Income
(in thousands)
Gains and (losses) on cash flow hedges
Interest rate swaps	$15	Interest income (expense)

	15	Total before income tax
	(6)	Income tax (provision) benefit

	$9	Reclassification of adjustments, net of tax

Total reclassifications for the year	$9	Total reclassifications, net of tax

Details about AOCI Components	Amount Reclassified from AOCI	Location within Statement of Operations and Comprehensive (Loss) Income
(in thousands)
Gains and (losses) on cash flow hedges
Interest rate swaps	$(30)	Interest income (expense)

	(30)	Total before income tax
	12	Income tax (provision) benefit

	$(18)	Reclassification of adjustments, net of tax

Total reclassifications for the year	$(18)	Total reclassifications, net of tax